Taxes - Summary of Estimated Schedule of Recovery/Reversal of Net Deferred Tax Assets (Liabilities) Recoverable (Payable) (Detail) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Disclosure Of Reversal Of Net Deferred Tax Assets Liabilities [Line items]
Recognized deferred tax assets	$ 2,680
Unrecognized deferred tax assets	1,475
Total Reversal Of Deferred Tax Asset	4,155
Recognized deferred tax credits	654
Unrecognized deferred tax credits	0
Total Deferred Tax Liabilities Credits Net	654
Brazil member
Disclosure Of Reversal Of Net Deferred Tax Assets Liabilities [Line items]
Unrecognized deferred tax assets	3
Foreign countries [member]
Disclosure Of Reversal Of Net Deferred Tax Assets Liabilities [Line items]
Unrecognized deferred tax assets	1,472
Unrecognized deferred tax credits	0
Later than one year and not later than two years [member]
Disclosure Of Reversal Of Net Deferred Tax Assets Liabilities [Line items]
Recognized deferred tax assets	268
Recognized deferred tax credits	(89)
Later than two years and not later than three years [member]
Disclosure Of Reversal Of Net Deferred Tax Assets Liabilities [Line items]
Recognized deferred tax assets	386
Recognized deferred tax credits	(63)
Later than three years and not later than four years [member]
Disclosure Of Reversal Of Net Deferred Tax Assets Liabilities [Line items]
Recognized deferred tax assets	464
Recognized deferred tax credits	(21)
Later than four years and not later than five years [member]
Disclosure Of Reversal Of Net Deferred Tax Assets Liabilities [Line items]
Recognized deferred tax assets	495
Recognized deferred tax credits	27
Later than five years [member]
Disclosure Of Reversal Of Net Deferred Tax Assets Liabilities [Line items]
Recognized deferred tax assets	521
Recognized deferred tax credits	322
2023 and thereafter [Member]
Disclosure Of Reversal Of Net Deferred Tax Assets Liabilities [Line items]
Recognized deferred tax assets	546
Recognized deferred tax credits	$ 478